Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Assets Held for Sale

8.	Assets Held for Sale

As of March 31, 2026 and December 31, 2025, the Company has classified certain long-lived assets as held for sale in accordance with ASC 360-10-45-9. These assets met the criteria for classification as held for sale, including management’s commitment to a plan to sell, active marketing at a price reasonable in relation to fair value, and the expectation that the sale will be completed within one year. The asset held for sale consists of a cultivation and processing cannabis license located in Clark County, Nevada, with a carrying value of $400,000 as of March 31, 2026. These licenses are not currently being utilized in the Company’s operations, and management is actively pursuing a sale to a third party.

During the year ended December 31, 2025, the Company management determined that a $1,045,483 impairment was deemed necessary, leaving a balance outstanding as of March 31, 2026 and December 31, 2025 of $400,000.

9.	Assets Held for Sale

As of December 31, 2025 and 2024, the Company has classified certain long-lived assets as held for sale in accordance with ASC 360-10-45-9. These assets met the criteria for classification as held for sale, including management’s commitment to a plan to sell, active marketing at a price reasonable in relation to fair value, and the expectation that the sale will be completed within one year. The asset held for sale consists of a cultivation and processing cannabis license located in Clark County, Nevada, with a carrying value of $1,445,483 as of December 31, 2024. These licenses are not currently being utilized in the Company’s operations, and management is actively pursuing a sale to a third party. In the previous years, the licenses were included in the acquisition deposit line item on the balance sheet, as the transfer of the licenses had not yet been completed. Following the successful transfer in 2024, the assets were reclassified to assets held for sale.

During the year ended December 31, 2025, the Company management determined that a $1,045,483 impairment was deemed necessary, leaving a balance outstanding as of December 31, 2025 of $400,000.